CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents
Cash and Due from Banks	$ 24,472,870	$ 25,691,605
Federal Funds Sold	20,132,062	20,495,060
Cash and Cash Equivalents	44,604,932	46,186,665
Interest-Bearing Deposits	21,206,039	21,960,291
Investment Securities
Available for Sale, at Fair Value	274,594,586	263,257,890
Held to Maturity, at Cost (Fair Value of $29,923 and $37,309 as of December 31, 2014 and 2013, Respectively)	29,796	37,062
Investment Securities	274,624,382	263,294,952
Federal Home Loan Bank Stock, at Cost	2,830,800	3,163,900
Loans	746,093,809	751,218,462
Allowance for Loan Losses	(8,802,316)	(11,805,986)
Unearned Interest and Fees	(361,374)	(360,522)
Loans, net	736,930,119	739,051,954
Premises and Equipment	24,960,445	24,876,469
Other Real Estate (Net of Allowance of $3,319,644 and $3,985,920 in 2014 and 2013, Respectively)	10,401,832	15,502,462
Other Intangible Assets	152,012	187,761
Other Assets	31,187,420	34,326,432
Total Assets	1,146,897,981	1,148,550,886
Deposits
Noninterest-Bearing	128,339,763	115,260,701
Interest-Bearing	850,963,711	872,268,779
Deposits	979,303,474	987,529,480
Borrowed Money
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	40,000,000	40,000,000
Borrowed Money	64,229,000	64,229,000
Other Liabilities	4,338,195	6,838,167
Commitments and Contingencies
Stockholders' Equity
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	28,000,000	28,000,000
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2014 and 2013	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	38,287,934	33,444,913
Accumulated Other Comprehensive Loss, Net of Tax	(4,844,974)	(9,075,026)
Stockholders' Equity	99,027,312	89,954,239
Total Liabilities and Stockholders' Equity	$ 1,146,897,981	$ 1,148,550,886